WARRANTS (Details) - Schedule of Warrant Valuation (Ruby Development Co March 6, 2012 [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.095
Exercise Price of Warrants (in Dollars per Share)		$ 0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	0.83%
Ruby Developement Company [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.095
Exercise Price of Warrants (in Dollars per Share)	$ 0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	0.83%